Schedule of Investments (unaudited) April 30, 2019	iShares® Evolved U.S. Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 44.3%
Ameris Bancorp.	64	$2,333
Associated Banc-Corp.	347	7,873
BancFirst Corp.	46	2,594
Bank of America Corp.	7,496	229,228
Bank of Hawaii Corp.	94	7,744
Bank of New York Mellon Corp. (The)	1,290	64,061
Bank OZK	234	7,640
BankUnited Inc.	216	7,901
Banner Corp.	52	2,757
BB&T Corp.	1,372	70,246
BOK Financial Corp.	53	4,618
Bryn Mawr Bank Corp.	63	2,400
Cadence BanCorp.	122	2,776
Cathay General Bancorp.	180	6,622
CenterState Bank Corp.	173	4,270
Chemical Financial Corp.	147	6,458
Citigroup Inc.	2,794	197,536
Citizens Financial Group Inc.	874	31,639
City Holding Co.	40	3,175
Columbia Banking System Inc.	153	5,744
Comerica Inc.	314	24,677
Commerce Bancshares Inc.	200	12,086
Community Bank System Inc.	114	7,577
ConnectOne Bancorp. Inc.	76	1,659
Cullen/Frost Bankers Inc.	118	11,999
CVB Financial Corp.	244	5,295
Eagle Bancorp. Inc.(a)	67	3,702
East West Bancorp. Inc.	288	14,826
Enterprise Financial Services Corp.	58	2,467
Fifth Third Bancorp.	1,550	44,671
First BanCorp./Puerto Rico	384	4,339
First Bancorp./Southern Pines NC	71	2,692
First Busey Corp.	112	2,894
First Citizens BancShares Inc./NC, Class A	15	6,724
First Commonwealth Financial Corp.	268	3,648
First Financial Bancorp.	210	5,271
First Financial Bankshares Inc.	142	8,736
First Hawaiian Inc.	121	3,346
First Horizon National Corp.	652	9,839
First Interstate BancSystem Inc., Class A	83	3,508
First Midwest Bancorp. Inc.	230	4,938
FNB Corp.	695	8,430
Fulton Financial Corp.	382	6,590
Glacier Bancorp. Inc.	173	7,368
Goldman Sachs Group Inc. (The)	522	107,490
Great Western Bancorp. Inc.	127	4,467
Hancock Whitney Corp.	169	7,392
Hanmi Financial Corp.	78	1,850
Heartland Financial USA Inc.	71	3,188
Heritage Financial Corp./WA	75	2,270
Hilltop Holdings Inc.	160	3,365
Home BancShares Inc./AR	318	6,102
Hope Bancorp Inc.	282	3,965
Huntington Bancshares Inc./OH	1,901	26,462
IBERIABANK Corp.	112	8,904
Independent Bank Corp./Rockland MA	58	4,653
Independent Bank Group Inc.	43	2,451
International Bancshares Corp.	134	5,557

Security	Shares	Value

Banks (continued)
JPMorgan Chase & Co.	1,950	$226,298
KeyCorp	1,940	34,047
Lakeland Bancorp. Inc.	132	2,186
Lakeland Financial Corp.	67	3,199
LegacyTexas Financial Group Inc.	91	3,647
M&T Bank Corp.	119	20,238
Morgan Stanley	2,004	96,693
National Bank Holdings Corp., Class A	71	2,715
NBT Bancorp. Inc.	113	4,296
Northern Trust Corp.	386	38,040
Old National Bancorp./IN	329	5,619
PacWest Bancorp.	229	9,057
Park National Corp.	33	3,224
Pinnacle Financial Partners Inc.	147	8,536
Popular Inc.	194	11,196
Prosperity Bancshares Inc.	143	10,531
Regions Financial Corp.	2,052	31,868
Renasant Corp.	114	4,134
S&T Bancorp. Inc.	84	3,367
Sandy Spring Bancorp. Inc.	78	2,721
Seacoast Banking Corp. of Florida(a)	99	2,808
ServisFirst Bancshares Inc.	94	3,190
Simmons First National Corp., Class A	177	4,494
South State Corp.	82	6,204
Southside Bancshares Inc.	85	2,986
State Street Corp.	623	42,152
SunTrust Banks Inc.	845	55,331
SVB Financial Group(a)	95	23,913
Synovus Financial Corp.	324	11,943
TCF Financial Corp.	260	5,754
Texas Capital Bancshares Inc.(a)	54	3,495
Tompkins Financial Corp.	38	3,066
U.S. Bancorp.	2,619	139,645
UMB Financial Corp.	94	6,567
Umpqua Holdings Corp.	398	6,909
Union Bankshares Corp.	140	5,110
United Community Banks Inc./GA	128	3,594
Valley National Bancorp.	594	6,225
Webster Financial Corp.	186	9,882
Wells Fargo & Co.	3,849	186,330
WesBanco Inc.	103	4,153
Westamerica Bancorp.	61	3,917
Western Alliance Bancorp.(a)	152	7,263
Wintrust Financial Corp.	116	8,839
Zions Bancorp. N.A	385	18,992

		2,157,387

Chemicals — 1.3%
Linde PLC	353	63,632

Commercial Services — 4.8%
Automatic Data Processing Inc.	246	40,440
CoreLogic Inc.(a)	64	2,599
Equifax Inc.	78	9,824
Euronet Worldwide Inc.(a)	25	3,747
FleetCor Technologies Inc.(a)	42	10,960
Global Payments Inc.	100	14,607
Green Dot Corp., Class A(a)	57	3,635
HealthEquity Inc.(a)	37	2,507
Insperity Inc.	29	3,467
MarketAxess Holdings Inc.	33	9,185

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Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Evolved U.S. Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services (continued)
Moody’s Corp.	154	$30,280
S&P Global Inc.	155	34,202
Service Corp. International/U.S.	111	4,619
Total System Services Inc.	164	16,767
Verisk Analytics Inc.	127	17,925
WEX Inc.(a)	37	7,781
Worldpay Inc., Class A(a)	197	23,090

		235,635

Diversified Financial Services — 16.5%
Affiliated Managers Group Inc.	61	6,766
Alliance Data Systems Corp.	33	5,283
Ally Financial Inc.	740	21,985
American Express Co.	888	104,100
Ameriprise Financial Inc.	210	30,822
Artisan Partners Asset Management Inc., Class A	70	1,984
BGC Partners Inc., Class A	217	1,172
Boston Private Financial Holdings Inc.	128	1,466
Capital One Financial Corp.	723	67,116
Cboe Global Markets Inc.	101	10,263
Charles Schwab Corp. (The)	1,733	79,337
CME Group Inc.	236	42,220
Credit Acceptance Corp.(a)	20	9,924
Discover Financial Services	451	36,752
E*TRADE Financial Corp.	435	22,037
Eaton Vance Corp., NVS	167	6,942
Evercore Inc., Class A	38	3,702
Franklin Resources Inc.	415	14,355
Interactive Brokers Group Inc., Class A	71	3,851
Intercontinental Exchange Inc.	470	38,235
Invesco Ltd.	174	3,823
Jefferies Financial Group Inc.	355	7,302
Legg Mason Inc.	140	4,683
LendingTree Inc.(a)	5	1,924
LPL Financial Holdings Inc.	116	8,594
Mastercard Inc., Class A	387	98,391
Meta Financial Group Inc.	57	1,468
Moelis & Co., Class A	41	1,679
Nasdaq Inc.	105	9,681
Navient Corp.	271	3,661
OneMain Holdings Inc.	116	3,941
Raymond James Financial Inc.	231	21,153
Santander Consumer USA Holdings Inc.	147	3,139
SEI Investments Co.	153	8,331
SLM Corp.	711	7,224
Stifel Financial Corp.	123	7,339
Synchrony Financial	829	28,741
T Rowe Price Group Inc.	307	33,003
TD Ameritrade Holding Corp.	303	15,932
Visa Inc., Class A	95	15,621
Waddell & Reed Financial Inc., Class A	137	2,566
Western Union Co. (The)	326	6,337

		802,845

Electric — 0.1%
Hawaiian Electric Industries Inc.	139	5,766

Forest Products & Paper — 0.1%
International Paper Co.	102	4,775

Health Care – Services — 2.2%
Anthem Inc.	133	34,983

Security	Shares	Value

Health Care – Services (continued)
Cigna Corp.(a)	198	$31,450
Molina Healthcare Inc.(a)	33	4,278
UnitedHealth Group Inc.	156	36,359
WellCare Health Plans Inc.(a)	8	2,067

		109,137

Insurance — 23.3%
Aflac Inc.	1,206	60,758
Alleghany Corp.(a)	8	5,255
Allstate Corp. (The)	567	56,167
American Financial Group Inc./OH	139	14,391
American International Group Inc.	1,525	72,544
American National Insurance Co.	22	2,492
Aon PLC	111	19,996
Arch Capital Group Ltd.(a)	281	9,492
Arthur J Gallagher & Co.	250	20,905
Assurant Inc.	74	7,030
Athene Holding Ltd., Class A(a)	147	6,638
Axis Capital Holdings Ltd.	33	1,876
Berkshire Hathaway Inc., Class B(a)	594	128,726
Brighthouse Financial Inc.(a)	154	6,436
Brown & Brown Inc.	331	10,509
Cincinnati Financial Corp.	297	28,565
CNA Financial Corp.	66	3,058
Employers Holdings Inc.	56	2,404
Erie Indemnity Co., Class A, NVS	33	6,248
Essent Group Ltd.(a)	73	3,464
Everest Re Group Ltd.	53	12,481
Fidelity National Financial Inc.	344	13,743
Genworth Financial Inc., Class A(a)	837	3,172
Hanover Insurance Group Inc. (The)	81	9,769
Hartford Financial Services Group Inc. (The)	674	35,257
Horace Mann Educators Corp.	85	3,279
Kemper Corp.	83	7,460
Lincoln National Corp.	393	26,221
Loews Corp.	240	12,310
Markel Corp.(a)	19	20,359
Marsh & McLennan Companies Inc.	629	59,308
Mercury General Corp.	60	3,227
MetLife Inc.	1,389	64,075
MGIC Investment Corp.(a)	653	9,560
National General Holdings Corp.	118	2,909
NMI Holdings Inc., Class A(a)	119	3,341
Old Republic International Corp.	108	2,415
Principal Financial Group Inc.	503	28,751
ProAssurance Corp.	105	3,941
Progressive Corp. (The)	981	76,665
Prudential Financial Inc.	760	80,340
Radian Group Inc.	374	8,759
RenaissanceRe Holdings Ltd.	44	6,836
RLI Corp.	90	7,320
Safety Insurance Group Inc.	33	3,066
Selective Insurance Group Inc.	112	7,987
Torchmark Corp.	220	19,285
Travelers Companies Inc. (The)	470	67,562
Universal Insurance Holdings Inc.	64	1,907
Unum Group	424	15,654
Voya Financial Inc.	307	16,851
Willis Towers Watson PLC	75	13,825

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Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Evolved U.S. Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
WR Berkley Corp.	283	$17,348

		1,131,937

Leisure Time — 0.1%
Harley-Davidson Inc.	81	3,016

Machinery — 0.8%
Caterpillar Inc.	265	36,946
Wabtec Corp.	33	2,445

		39,391

Manufacturing — 1.3%
General Electric Co.	6,180	62,850

Media — 0.1%
FactSet Research Systems Inc.	16	4,414

Real Estate — 0.0%
Realogy Holdings Corp.	87	1,133

Real Estate Investment Trusts — 0.8%
AGNC Investment Corp.	213	3,789
Annaly Capital Management Inc.	930	9,384
Colony Capital Inc.	415	2,133
MFA Financial Inc.	382	2,869
New Residential Investment Corp.	268	4,505
Two Harbors Investment Corp.	150	2,079
Weyerhaeuser Co.	492	13,185

		37,944

Retail — 0.1%
FirstCash Inc.	30	2,930

Savings & Loans — 1.6%
Axos Financial Inc.(a)	95	3,108
Berkshire Hills Bancorp. Inc.	75	2,249
Brookline Bancorp. Inc.	175	2,634
Capitol Federal Financial Inc.	292	4,030
Investors Bancorp. Inc.	501	5,887
Meridian Bancorp. Inc.	113	1,946
New York Community Bancorp. Inc.	937	10,897
Northwest Bancshares Inc.	224	3,904

Security	Shares	Value

Savings & Loans (continued)
OceanFirst Financial Corp.	97	$2,443
Pacific Premier Bancorp. Inc.	95	2,762
People’s United Financial Inc.	759	13,123
Provident Financial Services Inc.	140	3,713
Sterling Bancorp./DE	450	9,639
Washington Federal Inc.	174	5,766
WSFS Financial Corp.	118	5,095

		77,196

Software — 1.8%
Black Knight Inc.(a)	48	2,708
Broadridge Financial Solutions Inc.	90	10,632
Fidelity National Information Services Inc.	285	33,040
First Data Corp., Class A(a)	285	7,370
Fiserv Inc.(a)	191	16,663
MSCI Inc.	47	10,593
SS&C Technologies Holdings Inc.	91	6,157

		87,163

Total Common Stocks — 99.2% (Cost: $4,878,695)		4,827,151

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(b)(c)	34,676	34,676

Total Short-Term Investments — 0.7% (Cost: $34,676)		34,676

Total Investments in Securities — 99.9% (Cost: $4,913,371)		4,861,827

Other Assets, Less Liabilities — 0.1%		2,491

Net Assets — 100.0%		$4,864,318

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Net Activity	Shares Held at 04/30/19	Value at 04/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	—	$—	$3	(a)	$—	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	39,373	(4,697)	34,676	34,676	658		—	—

				$34,676	$661		$—	$—

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

3

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Evolved U.S. Financials ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$4,827,151	$—	$—	$4,827,151
Money Market Funds	34,676	—	—	34,676

	$4,861,827	$—	$—	$4,861,827

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

4